ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds raised for the development of CrossFire new mobile game				¥ 29,549	$ 4,048	¥ 29,549
Settlement of outstanding claims	$ 8,600
Payables under share purchase agreement							¥ 17,200	$ 2,400
Final payment of lawsuit	$ 3,000
Inner Mongolia Culture Assets and Equity Exchange | CrossFire New Mobile Game
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds raised for the development of CrossFire new mobile game							¥ 57,500	$ 7,900
Additional funds aimed to be raised for the development of CrossFire new mobile game				100,000	13,700
Principal amount of refund claimed through civil suit		¥ 57,500	$ 7,900
Interest amount of refund claimed through civil suit		¥ 4,600	$ 600
51miner Limited
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payables under share purchase agreement				30,600	4,200
Niulian
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payables under share purchase agreement				¥ 1,500	$ 200